UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     January 10, 2006

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   45

FORM 13F INFORMATION TABLE VALUE TOTAL:   $122,176,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101     3424 44180.0000SH      SOLE               39010.0000         5170.0000
AETNA INC NEW COM              COM              00817Y108      555 5890.0000SH       SOLE                 840.0000         5050.0000
ALCOA INC COM                  COM              013817101     3114 105320.0000SH     SOLE              105320.0000
AT&T INC                       COM              00206R102     2824 115330.0000SH     SOLE              115330.0000
BANK NEW YORK INC COM          COM              064057102      526 16500.0000SH      SOLE                2380.0000        14120.0000
CATERPILLAR INC DEL COM        COM              149123101     3800 65770.0000SH      SOLE               58330.0000         7440.0000
CHEVRON CORP COM               COM              166764100     4053 71400.0000SH      SOLE               64650.0000         6750.0000
CISCO SYS INC COM              COM              17275R102      518 30240.0000SH      SOLE                4300.0000        25940.0000
CITIGROUP INC COM              COM              172967101     3942 81223.0000SH      SOLE               71783.0000         9440.0000
COMMERCE BANCORP NJ COM        COM              200519106      549 15950.0000SH      SOLE                2220.0000        13730.0000
CONOCOPHILLIPS COM             COM              20825C104     4091 70314.0000SH      SOLE               61554.0000         8760.0000
DELL INC COM                   COM              24702R101      508 16960.0000SH      SOLE                2410.0000        14550.0000
DOW CHEM CO COM                COM              260543103     2780 63440.0000SH      SOLE               63440.0000
EBAY INC COM                   COM              278642103      223 5160.0000SH       SOLE                 710.0000         4450.0000
EMERSON ELEC CO COM            COM              291011104     3188 42680.0000SH      SOLE               42680.0000
EXELON CORP COM                COM              30161N101     3870 72830.0000SH      SOLE               66860.0000         5970.0000
EXXON MOBIL CORP COM           COM              30231G102     4997 88960.0000SH      SOLE               81660.0000         7300.0000
GENERAL ELEC CO COM            COM              369604103     2859 81560.0000SH      SOLE               81560.0000
GENERAL MLS INC COM            COM              370334104      395 8015.0000SH       SOLE                1165.0000         6850.0000
HCA INC COM                    COM              404119109      536 10620.0000SH      SOLE                1510.0000         9110.0000
HEWLETT PACKARD CO COM         COM              428236103     3013 105250.0000SH     SOLE              105250.0000
HOME DEPOT                     COM              437076102      516 12740.0000SH      SOLE                1790.0000        10950.0000
INTEL CORP COM                 COM              458140100     3441 137860.0000SH     SOLE              123390.0000        14470.0000
JOHNSON & JOHNSON COM          COM              478160104     3233 53790.0000SH      SOLE               47930.0000         5860.0000
JPMORGAN CHASE & CO COM        COM              46625H100     4191 105585.0000SH     SOLE               92305.0000        13280.0000
KIMBERLY CLARK CORP COM        COM              494368103     2814 47180.0000SH      SOLE               47180.0000
LINCOLN NATL CORP IND COM      COM              534187109     4629 87295.0000SH      SOLE               79755.0000         7540.0000
MCDONALDS CORP COM             COM              580135101     3228 95740.0000SH      SOLE               95740.0000
MCGRAW HILL COS INC COM        COM              580645109     4073 78890.0000SH      SOLE               78890.0000
MICROSOFT CORP COM             COM              594918104      649 24810.0000SH      SOLE                3580.0000        21230.0000
NATIONAL FUEL GAS N J COM      COM              636180101     3846 123295.0000SH     SOLE              111695.0000        11600.0000
NORFOLK SOUTHERN CORP COM      COM              655844108      212 4725.0000SH       SOLE                4725.0000
PEOPLES ENERGY CORP COM        COM              711030106     2397 68350.0000SH      SOLE               68350.0000
PEPSICO INC                    COM              713448108     3744 63370.0000SH      SOLE               55370.0000         8000.0000
PFIZER INC COM                 COM              717081103     3131 134245.0000SH     SOLE              114525.0000        19720.0000
PITNEY BOWES INC COM           COM              724479100     2772 65610.0000SH      SOLE               65610.0000
PNC FINL SVCS GROUP COM        COM              693475105      464 7500.0000SH       SOLE                7500.0000
PROCTER & GAMBLE CO COM        COM              742718109     3164 54660.0000SH      SOLE               54660.0000
PUBLIC SVC ENTERPRISE COM      COM              744573106      392 6040.0000SH       SOLE                6040.0000
SYSCO CORP COM                 COM              871829107     3453 111210.0000SH     SOLE               97100.0000        14110.0000
TARGET CORP COM                COM              87612E106      549 9980.0000SH       SOLE                1420.0000         8560.0000
UNITED TECHNOLOGIES CP COM     COM              913017109     3786 67720.0000SH      SOLE               59540.0000         8180.0000
US BANCORP DEL COM NEW         COM              902973304     3935 131657.0000SH     SOLE              117117.0000        14540.0000
VERIZON COMMUNICATIONS COM     COM              92343V104      210 6986.0000SH       SOLE                6986.0000
VIACOM INC CL B                COM              92553P201      416 12750.0000SH      SOLE                1980.0000        10770.0000
WASHINGTON MUT INC COM         COM              939322103     3310 76100.0000SH      SOLE               76100.0000
WELLS FARGO & CO NEW COM       COM              949746101     3757 59795.0000SH      SOLE               52835.0000         6960.0000
WYETH COM                      COM              983024100      627 13620.0000SH      SOLE               13620.0000
APEX SILVER MINES LTD ORD      ADR              G04074103      203    12740 SH       SOLE                     1840             10900
BT GROUP PLC                   ADR              05577E101      317     8255 SH       SOLE                     1105              7150
GLAXOSMITHKLINE PLC SPONSORED  ADR              37733W105      205     4070 SH       SOLE                     2040              2030
LAFARGE COPPEE S A SPON ADR NE ADR              505861401      281    12495 SH       SOLE                     1725             10770
NINTENDO LTD ADR               ADR              654445303      172    11380 SH       SOLE                     1630              9750
NOKIA CORP SPONSORED ADR       ADR              654902204      301    16470 SH       SOLE                     2350             14120
STILWELL FINL INC PINES 7.875% PFD              860831304      294    11475 SH       SOLE                    11475
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